GOING CONCERN (Details Narrative) - USD ($)			12 Months Ended
	Dec. 18, 2024	Mar. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 25, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Incurred net loss			$ 6,343,541	$ 2,642,684	$ 3,122,592
Cash flow from operating activities			3,087,099	2,978,919	3,208,138
Accumulated deficits			45,926,978	39,583,437	36,940,753
Cash			4,573,996	$ 2,009,687	$ 5,895,565	$ 3,640,000
ATM Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Available for sale	$ 3,863,045		$ 3,850,000
Worth of ordinary shares	906,305
ATM Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Receivables from shareholders						$ 11,000,000
ATM Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Worth of ordinary shares	$ 3,850,000
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Repurchase of Initial Public Offering		$ 9,600,000
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Repurchase of Initial Public Offering		$ 4,267,622